INTANGIBLE ASSETS, NET (Schedule of Estimated Amortization Expenses of Intangible Assets for Future Annual Periods) (Details) ¥ in Thousands	Dec. 31, 2017 CNY (¥)
Estimated amortization expenses for each of the future annual periods
2018	¥ 4,606
2019	4,520
2020	4,436
2021	3,491
2022	3,292
Thereafter	21,596
Total	¥ 41,941